Debt - notes issued through the medium term note programme and other notes (Details)	1 Months Ended								12 Months Ended
	Jul. 31, 2018 EUR (€)	Mar. 31, 2018 EUR (€)	Nov. 30, 2017 EUR (€)	Nov. 30, 2017 CHF (SFr)	Jun. 30, 2017 EUR (€)	Mar. 31, 2017 EUR (€)	Nov. 30, 2016 EUR (€)	Nov. 30, 2016 CHF (SFr)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt and Other									€ 14,528,000,000	€ 17,971,000,000				€ 24,048,000,000
Notes Issued Through The Medium Term Note Programme [Member]
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program									20,000,000,000
Medium Term Notes | Gross amount
Disclosure of detailed information about borrowings [line items]
Debt and Other									5,079,000,000	6,920,000,000
Medium Term Note Due March 15, 2018
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt principal amount		€ 1,250,000,000							€ 1,250,000,000
Coupon %									6.625%			6.625%	6.625%
Face amount									€ 1,250,000,000
Medium Term Note Due March 15, 2018 | Gross amount
Disclosure of detailed information about borrowings [line items]
Debt and Other									0	1,250,000,000
Medium Term Note Due July 9, 2018
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt principal amount	€ 600,000,000								€ 600,000,000
Coupon %									7.375%			7.375%	7.375%
Face amount									€ 600,000,000
Medium Term Note Due July 9, 2018 | Gross amount
Disclosure of detailed information about borrowings [line items]
Debt and Other									0	600,000,000
Medium Term Note Due March 23, 2017 [Member]
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt principal amount						€ 850,000,000				850,000,000
Medium Term Note Due June 12, 2017
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt principal amount					€ 1,000,000,000					1,000,000,000
Medium Term Note Due November 22, 2017
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt principal amount			€ 385,000,000	SFr 450,000,000
Face amount									€ 385,000,000				SFr 450,000,000
Medium Term Note Due March 29, 2024
Disclosure of detailed information about borrowings [line items]
Coupon %									3.75%			3.75%	3.75%
Face amount									€ 1,250,000,000
Medium Term Note Due March 29, 2024 | Gross amount
Disclosure of detailed information about borrowings [line items]
Debt and Other									€ 1,250,000,000	1,250,000,000
Medium Term Note Due November 23, 2016
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt principal amount							€ 373,000,000	SFr 400,000,000
Other Notes Due April 15, 2020
Disclosure of detailed information about borrowings [line items]
Coupon %									4.50%		4.50%	4.50%	4.50%		4.50%
Face amount											€ 1,400,000,000	$ 1,500,000,000			$ 1,500,000,000
Other Notes Due April 15, 2020 | Gross amount
Disclosure of detailed information about borrowings [line items]
Debt and Other									€ 1,310,000,000	1,251,000,000
Other Notes Due April 15, 2023
Disclosure of detailed information about borrowings [line items]
Coupon %									5.25%		5.25%	5.25%	5.25%		5.25%
Face amount											€ 1,400,000,000	$ 1,500,000,000			$ 1,500,000,000
Proportion of ownership interest in subsidiary											100.00%
Other Notes Due April 15, 2023 | Gross amount
Disclosure of detailed information about borrowings [line items]
Debt and Other									€ 1,310,000,000	€ 1,251,000,000